Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Duo Software (Pvt.) Limited [Member]	Duo Software Pte Ltd [Member]	Share Capital [Member]	Preferred Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other than Comprehensive Income (Loss)/Income	Total
Balance at Mar. 31, 2012			$ 397,953			$ (1,124,315)	$ 51,962	$ (674,400)
Balance, shares at Mar. 31, 2012	5,000,000	10,000
Net (loss) income						(113,717)		(113,717)
Other comprehensive (loss) income							(49,501)	(49,501)
Prior year adjustments						(37,078)		(37,078)
Imputed interest on long term related party loan					$ 74,197			74,197
Balance at Mar. 31, 2013			397,953		74,197	(1,275,109)	2,461	(800,498)
Balance, shares at Mar. 31, 2013	5,000,000	10,000
Net (loss) income						103,378		103,378
Other comprehensive (loss) income							18,720	18,720
Prior year adjustments						(16,753)		(16,753)
Balance at Mar. 31, 2014			397,953		74,197	(1,188,485)	21,180	(695,155)
Balance, shares at Mar. 31, 2014	5,000,000	10,000
Net (loss) income						75,819		75,819
Other comprehensive (loss) income							63,129	63,129
Prior year adjustments						(58,540)		(58,540)
Common Stock sold			(397,953)		(380,577)			(778,530)
Stock Subscribed			34,600	$ 5,000	565,400			605,000
Dividend distribution						(2,312)		(2,312)
Balance at Mar. 31, 2015			$ 34,600	$ 5,000	$ 259,020	$ (1,173,518)	$ 84,309	(790,589)
Balance, shares at Mar. 31, 2015	34,600,000	5,000,000
Net (loss) income								(475,776)
Balance at Dec. 31, 2015								$ (900,894)